LEXINGTON MANAGEMENT CORPORATION
                  INVESTMENT ADVISER TO THE LEXINGTON FUNDS
                           PARK 80 WEST PLAZA TWO
                           SADDLE BROOK, NJ 07663




November 01, 1996



Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, DC 20549

Re: Lexington Strategic Investments Fund, Inc. (the "Fund")
    SEC 1933 Act File No. 002-51641
    SEC 1940 Act File No. 811-02506


Gentlemen:

The Fund hereby certifies that the form of prospectus and statement of additional information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Fund's registration statement dated October 28, 1996.

The text of this most recent amendment has been filed electronically on October 28, 1996 under the form type "485BPOS".


Sincerely,


Peter Corniotes
Assistant Vice President & Assistant Secretary